Promissory Note Receivable (Details Narrative) - CAD ($)	1 Months Ended
	Jan. 31, 2019	Feb. 18, 2018
Promissory Note Receivable
Repayment Of Loan		$ 220,000
Funds Received		$ 94,500
Received Net Of Legal Fees	$ 59,500